UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 01/31/08


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      54
Form 13F Information Table Value Total:       $183,365


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5194    99853 SH       DEFINED                 95618        0     4235
American Intl Group Inc        COM              026874107     6763   115997 SH       DEFINED                110627        0     5370
Amgen Inc                      COM              031162100     1595    34350 SH       DEFINED                 31525        0     2825
Automatic Data Processing Inc  COM              053015103     5750   129132 SH       DEFINED                122892        0     6240
Avery Dennison Corp            COM              053611109     4356    81971 SH       DEFINED                 77281        0     4690
BP P.L.C. Spons ADR            COM              055622104     1537    21003 SH       DEFINED                 20503        0      500
Berkshire Hathaway Hld Cl B    COM              084670207      208       44 SH       SOLE                       44        0        0
Bristol-Myers Squibb Co        COM              110122108      472    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1609    34045 SH       DEFINED                 31070        0     2975
Carnival Corp                  COM              143658300     5682   127711 SH       DEFINED                121716        0     5995
Chevron Corp New               COM              166764100      972    10416 SH       DEFINED                  8270        0     2146
Citigroup Inc                  COM              172967101      734    24921 SH       SOLE                    24921        0        0
Devon Energy Corp              COM              25179M103     6360    71528 SH       DEFINED                 68247        0     3281
Disney Walt Co.                COM              254687106     3821   118370 SH       DEFINED                113295        0     5075
EMC Corporation                COM              268648102     3386   182753 SH       DEFINED                169543        0    13210
Electronic Arts                COM              285512109     2890    49480 SH       DEFINED                 47090        0     2390
Exxon Mobil Corp               COM              30231G102     5413    57777 SH       DEFINED                 56377        0     1400
FPL Group Inc                  COM              302571104      455     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103     9520   256815 SH       DEFINED                254640        0     2175
Heinz H J Co                   COM              423074103      252     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     8962   177537 SH       DEFINED                169552        0     7985
Intel Corp                     COM              458140100      231     8647 SH       SOLE                     8647        0        0
Intl Business Machines         COM              459200101     6671    61716 SH       DEFINED                 58591        0     3125
JPMorgan Chase & Co            COM              46625H100     5232   119861 SH       DEFINED                113536        0     6325
Johnson & Johnson              COM              478160104     5566    83443 SH       DEFINED                 79893        0     3550
Marsh & McLennan Cos Inc       COM              571748102      302    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      210     6150 SH       SOLE                     6150        0        0
McDonalds Corp                 COM              580135101     1063    18040 SH       SOLE                    18040        0        0
Medtronic Inc                  COM              585055106     2147    42719 SH       DEFINED                 40344        0     2375
Merck & Co Inc.                COM              589331107      257     4420 SH       SOLE                     4420        0        0
Microsoft Corp                 COM              594918104     5276   148190 SH       DEFINED                142325        0     5865
Motorola Inc                   COM              620076109     2122   132323 SH       DEFINED                130073        0     2250
Nighthawk Radiology Hldgs Inc  COM              65411N105     2730   129695 SH       DEFINED                123535        0     6160
Nordstrom Inc                  COM              655664100     5281   143770 SH       DEFINED                138310        0     5460
Omnicom Group                  COM              681919106     6578   138402 SH       DEFINED                131902        0     6500
Pepsico Inc                    COM              713448108     7856   103503 SH       DEFINED                 98903        0     4600
Pfizer Inc                     COM              717081103     1605    70629 SH       DEFINED                 68019        0     2610
Pitney-Bowes, Inc              COM              724479100     1062    27925 SH       SOLE                    27925        0        0
Procter & Gamble Company       COM              742718109    10022   136504 SH       DEFINED                131277        0     5227
Qualcomm Inc.                  COM              747525103      589    14960 SH       SOLE                    14960        0        0
Raytheon Co New                COM              755111507      618    10175 SH       SOLE                    10175        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      410     4866 SH       SOLE                     4866        0        0
Sara Lee Corp                  COM              803111103      404    25140 SH       SOLE                    25140        0        0
Schlumberger Limited           COM              806857108    11560   117514 SH       DEFINED                112494        0     5020
Swift Energy Co                COM              870738101     3598    81726 SH       DEFINED                 79701        0     2025
Teva Pharmaceutical Inds ADR   COM              881624209     3362    72330 SH       DEFINED                 68135        0     4195
Texas Instruments Incorporated COM              882508104      534    16000 SH       SOLE                    16000        0        0
3M CO                          COM              88579Y101      285     3378 SH       SOLE                     3378        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     3827   102551 SH       DEFINED                 97939        0     4612
Wal Mart Stores Inc            COM              931142103     6875   144647 SH       DEFINED                138202        0     6445
Walgreen Co.                   COM              931422109     7244   190222 SH       DEFINED                183292        0     6930
Western Union Corp             COM              959802109     3032   124887 SH       DEFINED                117852        0     7035
Williams Cos Inc               COM              969457100      225     6300 SH       DEFINED                     0        0     6300
Wyeth Corp                     COM              983024100      660    14926 SH       SOLE                    14926        0        0